UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Series
Emerging Markets Debt Fund

September 30, 2014

1.924256.103

SED-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.1%
		Principal Amount (d)	Value
Argentina - 2.9%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (f)		$ 4,493,100	$ 4,728,988
10.75% 12/1/20 (Reg. S)		459,000	483,098
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		891,750	940,796
City of Buenos Aires 9.95% 3/1/17 (f)		4,390,000	4,394,390
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		2,223,000	1,622,790
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		205,000	202,950
11.5% 7/20/20 (Reg. S)		10,000	10,850
Pan American Energy LLC 7.875% 5/7/21 (f)		2,875,000	3,004,375
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		7,683,595	7,606,759
YPF SA:
8.75% 4/4/24 (f)		4,800,000	4,896,000
8.875% 12/19/18 (f)		5,455,000	5,618,650
TOTAL ARGENTINA			33,509,646
Bailiwick of Jersey - 0.5%
Polyus Gold International Ltd.:
5.625% 4/29/20 (f)		5,925,000	5,688,000
5.625% 4/29/20 (Reg. S)		550,000	528,000
TOTAL BAILIWICK OF JERSEY			6,216,000
Bangladesh - 0.3%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (f)		3,455,000	3,636,388
Bermuda - 0.6%
Digicel Group Ltd. 8.25% 9/1/17 (f)		5,310,000	5,409,828
Kosmos Energy Ltd. 7.875% 8/1/21 (f)		1,735,000	1,752,350
TOTAL BERMUDA			7,162,178
Brazil - 0.5%
Banco Daycoval SA 5.75% 3/19/19 (f)		1,160,000	1,205,727
Itau Unibanco Holding SA 6.2% 12/21/21 (f)		1,655,000	1,725,338
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		2,290,000	2,393,050
TOTAL BRAZIL			5,324,115
British Virgin Islands - 0.8%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	13,272,000	5,069,684
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
British Virgin Islands - continued
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (f)		$ 4,150,000	$ 3,693,500
4.875% 10/7/20 (Reg. S)		300,000	267,000
TOTAL BRITISH VIRGIN ISLANDS			9,030,184
Canada - 0.5%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		5,328,000	5,794,200
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		3,220,000	0
TOTAL CANADA			5,794,200
Cayman Islands - 1.4%
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		2,255,000	2,279,399
6.875% 1/20/40		5,690,000	5,876,860
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		8,209,000	8,424,486
TOTAL CAYMAN ISLANDS			16,580,745
Georgia - 0.9%
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (f)		4,315,000	4,581,494
7.75% 7/5/17 (Reg. S)		1,100,000	1,167,936
Georgian Oil & Gas Corp.:
6.875% 5/16/17 (f)		2,435,000	2,562,472
6.875% 5/16/17 (Reg. S)		450,000	473,558
JSC Georgian Railway 7.75% 7/11/22 (f)		1,565,000	1,756,713
TOTAL GEORGIA			10,542,173
Indonesia - 2.2%
PT Adaro Indonesia 7.625% 10/22/19 (f)		5,810,000	6,048,210
PT Pertamina Persero:
4.3% 5/20/23 (f)		1,880,000	1,781,300
4.3% 5/20/23 (Reg S.)		1,000,000	947,500
4.875% 5/3/22 (f)		2,270,000	2,272,270
5.25% 5/23/21 (f)		2,200,000	2,279,750
5.625% 5/20/43 (f)		2,184,000	1,987,440
5.625% 5/20/43 (Reg. S)		900,000	819,000
6% 5/3/42 (f)		3,845,000	3,681,588
6.5% 5/27/41 (f)		4,370,000	4,468,325
6.5% 5/27/41 (Reg. S)		700,000	715,750
TOTAL INDONESIA			25,001,133
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Ireland - 1.6%
MTS International Funding Ltd. 8.625% 6/22/20 (f)		$ 7,895,000	$ 8,368,700
Sibur Securities Ltd. 3.914% 1/31/18 (f)		1,035,000	947,025
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		8,825,000	9,045,625
TOTAL IRELAND			18,361,350
Kazakhstan - 0.9%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (f)		1,100,000	1,044,340
Kazagro National Management Holding JSC 4.625% 5/24/23 (f)		1,050,000	995,085
KazMunaiGaz Finance Sub BV 6.375% 4/9/21 (f)		1,365,000	1,471,061
KazMunaiGaz National Co.:
4.4% 4/30/23 (f)		1,200,000	1,153,440
5.75% 4/30/43 (f)		3,020,000	2,827,324
Zhaikmunai International BV:
7.125% 11/13/19 (f)		2,180,000	2,283,550
7.125% 11/13/19 (Reg. S)		450,000	471,375
TOTAL KAZAKHSTAN			10,246,175
Korea (South) - 0.1%
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	104,200,000	1,652,847
Luxembourg - 2.9%
Alrosa Finance SA 7.75% 11/3/20 (f)		3,560,000	3,644,550
Aquarius Investments Luxemburg 8.25% 2/18/16		4,185,000	4,352,400
EVRAZ Group SA:
6.5% 4/22/20 (f)		3,335,000	3,064,265
9.5% 4/24/18 (Reg. S)		6,425,000	6,698,063
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		2,255,000	2,356,701
RSHB Capital SA 6% 6/3/21 (f)(h)		1,305,000	1,220,175
SB Capital SA 5.5% 2/26/24 (f)(h)		4,705,000	4,246,263
TMK Capital SA 7.75% 1/27/18		8,520,000	8,520,000
TOTAL LUXEMBOURG			34,102,417
Malaysia - 0.1%
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		900,000	1,220,721
Mexico - 6.0%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	52,900,000	3,883,629
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Mexico - continued
Comision Federal de Electricid 5.75% 2/14/42 (f)		$ 950,000	$ 1,004,625
Credito Real S.A.B. de CV 7.5% 3/13/19 (f)		1,600,000	1,712,000
Pemex Project Funding Master Trust:
6.625% 6/15/35		8,845,000	10,264,623
6.625% 6/15/38		285,000	329,888
8.625% 12/1/23 (e)		320,000	399,680
Petroleos Mexicanos:
3.5% 1/30/23		3,085,000	2,955,430
4.875% 1/24/22		2,585,000	2,746,563
4.875% 1/18/24		2,680,000	2,811,320
4.875% 1/18/24 (f)		140,000	146,860
5.5% 1/21/21		3,780,000	4,159,890
5.5% 6/27/44		4,555,000	4,647,011
6.375% 1/23/45 (f)		7,555,000	8,543,194
6.5% 6/2/41		7,405,000	8,565,364
6.625% (f)(g)		12,260,000	12,535,850
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		5,285,000	5,549,250
TOTAL MEXICO			70,255,177
Netherlands - 3.6%
DTEK Finance BV 9.5% 4/28/15 (Reg. S)		1,065,000	785,970
GTB Finance BV:
6% 11/8/18 (f)		4,250,000	4,250,000
7.5% 5/19/16 (f)		2,650,000	2,759,180
HSBK BV:
7.25% 5/3/17 (f)		2,625,000	2,789,063
7.25% 5/3/17 (Reg. S)		550,000	584,375
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		875,000	927,500
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,675,000	1,780,023
Majapahit Holding BV 7.75% 1/20/20 (f)		1,535,000	1,776,763
Metinvest BV:
8.75% 2/14/18 (Reg. S)		335,000	227,800
10.25% 5/20/15 (f)		9,707,000	7,427,796
10.25% 5/20/15 (Reg. S)		650,000	497,380
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		2,635,000	2,645,013
Nord Gold NV 6.375% 5/7/18 (f)		5,910,000	5,673,600
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (f)		3,435,000	3,452,175
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Netherlands - continued
VimpelCom Holdings BV:
9% 2/13/18 (f)	RUB	51,790,000	1,230,660
9% 2/13/18 (Reg S.)	RUB	199,920,000	4,750,599
TOTAL NETHERLANDS			41,557,897
Nigeria - 0.5%
Zenith Bank PLC 6.25% 4/22/19 (f)		5,635,000	5,635,000
Paraguay - 0.3%
BBVA Paraguay SA 9.75% 2/11/16 (f)		3,550,000	3,776,277
Philippines - 0.5%
Development Bank of Philippines 8.375% (g)(h)		3,885,000	4,196,577
Power Sector Assets and Liabilities Management Corp.:
7.39% 12/2/24 (f)		950,000	1,208,875
7.39% 12/2/24 (Reg. S)		500,000	636,250
TOTAL PHILIPPINES			6,041,702
Turkey - 1.2%
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		3,700,000	3,774,000
6.25% 4/30/19 (f)		4,210,000	4,379,663
Yapi ve Kredi Bankasi A/S:
5.25% 12/3/18 (f)		1,815,000	1,848,578
6.75% 2/8/17 (f)		4,165,000	4,434,892
TOTAL TURKEY			14,437,133
United Kingdom - 1.5%
Afren PLC:
6.625% 12/9/20 (f)		1,710,000	1,628,775
10.25% 4/8/19 (Reg. S)		3,739,000	4,000,730
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		9,215,000	7,671,488
DTEK Finance PLC 7.875% 4/4/18 (Reg. S)		200,000	120,540
Ferrexpo Finance PLC 7.875% 4/7/16 (f)		4,160,000	3,775,200
TOTAL UNITED KINGDOM			17,196,733
United States of America - 0.5%
Southern Copper Corp.:
6.75% 4/16/40		1,760,000	1,956,557
7.5% 7/27/35		2,750,000	3,278,743
TOTAL UNITED STATES OF AMERICA			5,235,300
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Venezuela - 4.8%
Petroleos de Venezuela SA:
4.9% 10/28/14		$ 10,635,000	$ 10,422,300
6% 5/16/24 (f)		1,710,000	922,631
6% 11/15/26 (f)		3,745,000	1,947,400
8.5% 11/2/17 (f)		31,715,000	24,975,563
8.5% 11/2/17 (Reg. S)		3,600,000	2,835,000
9% 11/17/21 (Reg. S)		2,515,000	1,678,763
9.75% 5/17/35 (f)		11,090,000	7,042,150
12.75% 2/17/22 (f)		7,505,000	6,257,294
TOTAL VENEZUELA			56,081,101
TOTAL NONCONVERTIBLE BONDS (Cost $413,502,579)			408,596,592
Government Obligations - 57.0%

Argentina - 4.7%
Argentine Republic:
7% 10/3/15		30,180,000	28,067,384
7% 4/17/17		14,195,000	12,210,854
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		5,970,000	5,387,925
City of Buenos Aires 12.5% 4/6/15 (f)		1,910,000	1,910,000
Provincia de Cordoba 12.375% 8/17/17 (f)		4,860,000	4,471,200
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		2,853,600	2,803,662
TOTAL ARGENTINA			54,851,025
Armenia - 0.5%
Republic of Armenia 6% 9/30/20 (f)		5,620,000	5,816,700
Aruba - 0.1%
Aruba Government 4.625% 9/14/23 (f)		1,170,000	1,175,850
Azerbaijan - 0.3%
Azerbaijan Republic 4.75% 3/18/24 (f)		1,600,000	1,632,000
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		1,800,000	1,771,200
TOTAL AZERBAIJAN			3,403,200
Bahamas (Nassau) - 0.1%
Bahamian Republic 6.95% 11/20/29 (f)		1,095,000	1,231,875
Government Obligations - continued
		Principal Amount (d)	Value
Belarus - 1.8%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		$ 12,505,000	$ 12,757,601
8.95% 1/26/18		7,320,000	7,786,650
TOTAL BELARUS			20,544,251
Bolivia - 0.4%
Plurinational State of Bolivia:
4.875% 10/29/22 (f)		1,405,000	1,433,100
5.95% 8/22/23 (f)		2,390,000	2,557,300
5.95% 8/22/23		400,000	428,000
TOTAL BOLIVIA			4,418,400
Brazil - 3.1%
Brazilian Federative Republic:
4.25% 1/7/25		1,760,000	1,742,400
5% 1/27/45		1,970,000	1,851,800
5.625% 1/7/41		9,600,000	9,912,000
7.125% 1/20/37		7,810,000	9,586,775
8.25% 1/20/34		6,715,000	9,014,888
12.25% 3/6/30		2,175,000	4,002,000
TOTAL BRAZIL			36,109,863
Colombia - 1.5%
Colombian Republic:
5.625% 2/26/44		1,075,000	1,182,500
6.125% 1/18/41		3,170,000	3,705,730
7.375% 9/18/37		3,450,000	4,605,750
10.375% 1/28/33		5,384,000	8,372,120
TOTAL COLOMBIA			17,866,100
Congo - 0.7%
Congo Republic 3.5% 6/30/29 (e)		9,311,311	8,509,235
Costa Rica - 0.5%
Costa Rican Republic:
4.25% 1/26/23 (f)		1,950,000	1,798,875
4.375% 4/30/25 (f)		1,120,000	1,013,600
5.625% 4/30/43 (f)		730,000	624,150
7% 4/4/44 (f)		2,180,000	2,190,900
TOTAL COSTA RICA			5,627,525
Government Obligations - continued
		Principal Amount (d)	Value
Croatia - 1.5%
Croatia Republic:
5.5% 4/4/23 (f)		$ 3,115,000	$ 3,208,450
6% 1/26/24 (f)		1,150,000	1,226,188
6.25% 4/27/17 (f)		2,720,000	2,890,000
6.375% 3/24/21 (f)		3,120,000	3,385,200
6.625% 7/14/20 (f)		2,760,000	3,036,000
6.75% 11/5/19 (f)		3,100,000	3,417,750
TOTAL CROATIA			17,163,588
Dominican Republic - 1.3%
Dominican Republic:
1.1344% 8/30/24 (h)		5,200,000	4,576,000
5.875% 4/18/24 (f)		1,650,000	1,699,500
5.875% 4/18/24		470,000	484,100
7.45% 4/30/44 (f)		4,685,000	5,036,375
7.5% 5/6/21 (f)		3,060,000	3,442,500
TOTAL DOMINICAN REPUBLIC			15,238,475
El Salvador - 0.3%
El Salvador Republic:
7.625% 2/1/41 (f)		1,000,000	1,055,000
7.65% 6/15/35 (Reg. S)		1,375,000	1,460,938
8.25% 4/10/32 (Reg. S)		1,150,000	1,325,375
TOTAL EL SALVADOR			3,841,313
Georgia - 0.2%
Georgia Republic 6.875% 4/12/21 (f)		1,875,000	2,090,625
Hungary - 0.9%
Hungarian Republic:
5.375% 3/25/24		1,704,000	1,797,720
5.75% 11/22/23		2,793,000	3,026,914
7.625% 3/29/41		4,298,000	5,479,950
TOTAL HUNGARY			10,304,584
Indonesia - 4.3%
Indonesian Republic:
3.375% 4/15/23 (f)		1,615,000	1,501,950
4.875% 5/5/21 (f)		4,990,000	5,189,600
5.25% 1/17/42 (f)		3,195,000	3,079,181
5.375% 10/17/23		2,150,000	2,295,125
5.875% 3/13/20 (f)		3,745,000	4,105,456
6.625% 2/17/37 (f)		3,900,000	4,407,000
Government Obligations - continued
		Principal Amount (d)	Value
Indonesia - continued
Indonesian Republic: - continued
6.75% 1/15/44 (f)		$ 3,645,000	$ 4,264,650
7.75% 1/17/38 (f)		8,070,000	10,248,900
7.875% 4/15/19	IDR	34,527,000,000	2,791,062
8.5% 10/12/35 (Reg. S)		7,320,000	9,882,000
11.625% 3/4/19 (f)		1,405,000	1,868,650
TOTAL INDONESIA			49,633,574
Iraq - 0.5%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		6,700,000	5,996,500
Ivory Coast - 0.5%
Ivory Coast:
5.375% 7/23/24 (f)		1,360,000	1,297,100
7.7743% 12/31/32		4,915,000	4,687,681
TOTAL IVORY COAST			5,984,781
Jordan - 0.2%
Jordanian Kingdom 3.875% 11/12/15		2,425,000	2,443,188
Lebanon - 1.3%
Lebanese Republic:
4% 12/31/17		7,859,250	7,819,954
4.75% 11/2/16		1,780,000	1,806,700
5.45% 11/28/19		2,760,000	2,784,702
6.375% 3/9/20		2,570,000	2,685,650
TOTAL LEBANON			15,097,006
Mexico - 2.9%
Comision Federal de Electricid 5.75% 2/14/42 (Reg. S)		600,000	634,500
United Mexican States:
4.75% 3/8/44		7,838,000	7,779,215
5.55% 1/21/45		1,640,000	1,822,040
6.05% 1/11/40		8,232,000	9,713,760
6.75% 9/27/34		6,535,000	8,299,450
7.5% 4/8/33		1,800,000	2,461,500
8.3% 8/15/31		1,740,000	2,562,150
TOTAL MEXICO			33,272,615
Government Obligations - continued
		Principal Amount (d)	Value
Morocco - 0.4%
Moroccan Kingdom:
4.25% 12/11/22 (f)		$ 2,805,000	$ 2,784,524
5.5% 12/11/42 (f)		1,250,000	1,243,750
TOTAL MOROCCO			4,028,274
Netherlands - 0.2%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		2,100,000	2,264,430
Nigeria - 0.5%
Central Bank of Nigeria warrants 11/15/20 (a)(i)		3,750	630,087
Republic of Nigeria:
6.75% 1/28/21 (f)		1,100,000	1,196,470
13.05% 8/16/16	NGN	566,875,000	3,517,497
TOTAL NIGERIA			5,344,054
Pakistan - 1.3%
Islamic Republic of Pakistan:
7.125% 3/31/16 (f)		8,056,000	8,158,311
7.125% 3/31/16 (Reg. S)		100,000	101,270
7.25% 4/15/19 (f)		6,165,000	6,218,944
8.25% 4/15/24 (f)		1,150,000	1,150,000
TOTAL PAKISTAN			15,628,525
Panama - 0.7%
Panamanian Republic:
4% 9/22/24		3,475,000	3,466,313
6.7% 1/26/36		1,300,000	1,595,750
8.875% 9/30/27		1,265,000	1,802,625
9.375% 4/1/29		1,170,000	1,734,525
TOTAL PANAMA			8,599,213
Peru - 0.9%
Peruvian Republic:
4% 3/7/27 (e)		3,350,000	3,350,000
8.75% 11/21/33		4,930,000	7,493,600
TOTAL PERU			10,843,600
Philippines - 1.6%
Philippine Republic:
7.75% 1/14/31		4,290,000	5,963,100
Government Obligations - continued
		Principal Amount (d)	Value
Philippines - continued
Philippine Republic: - continued
9.5% 2/2/30		$ 5,085,000	$ 7,932,600
10.625% 3/16/25		3,235,000	5,078,950
TOTAL PHILIPPINES			18,974,650
Romania - 0.7%
Romanian Republic:
4.375% 8/22/23 (f)		2,308,000	2,360,507
6.125% 1/22/44 (f)		3,368,000	3,870,128
6.75% 2/7/22 (f)		1,651,000	1,952,308
6.75% 2/7/22		400,000	473,000
TOTAL ROMANIA			8,655,943
Russia - 4.4%
Russian Federation:
5.625% 4/4/42 (f)		3,800,000	3,781,000
5.875% 9/16/43 (f)		7,000,000	7,140,000
7.5% 3/31/30 (Reg. S)		15,179,625	17,004,671
12.75% 6/24/28 (Reg. S)		14,255,000	23,413,838
TOTAL RUSSIA			51,339,509
Serbia - 1.2%
Republic of Serbia:
5.25% 11/21/17 (f)		1,580,000	1,623,450
5.875% 12/3/18 (f)		3,410,000	3,554,925
6.75% 11/1/24 (f)		6,095,348	6,141,063
7.25% 9/28/21 (f)		2,200,000	2,454,386
TOTAL SERBIA			13,773,824
South Africa - 0.1%
South African Republic 5.875% 9/16/25		1,195,000	1,314,500
Sri Lanka - 1.4%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (f)		1,350,000	1,370,250
5.875% 7/25/22 (f)		1,545,000	1,591,350
5.875% 7/25/22		785,000	808,550
6% 1/14/19 (f)		2,615,000	2,758,825
6.25% 10/4/20 (f)		4,170,000	4,409,775
6.25% 7/27/21 (f)		2,520,000	2,646,000
7.4% 1/22/15 (f)		2,210,000	2,240,940
TOTAL SRI LANKA			15,825,690
Government Obligations - continued
		Principal Amount (d)	Value
Tanzania - 0.1%
United Republic of Tanzania 6.3289% 3/9/20 (h)		$ 1,190,000	$ 1,282,225
Turkey - 5.3%
Turkish Republic:
5.125% 3/25/22		2,815,000	2,896,635
5.625% 3/30/21		3,275,000	3,479,688
6.25% 9/26/22		3,125,000	3,437,500
6.75% 4/3/18		4,400,000	4,873,000
6.75% 5/30/40		3,965,000	4,496,310
6.875% 3/17/36		8,220,000	9,422,586
7% 3/11/19		2,870,000	3,214,400
7.25% 3/5/38		5,125,000	6,156,406
7.375% 2/5/25		7,725,000	9,173,438
7.5% 11/7/19		5,855,000	6,727,395
8% 2/14/34		1,900,000	2,436,750
11.875% 1/15/30		2,920,000	4,912,900
TOTAL TURKEY			61,227,008
Ukraine - 0.9%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		3,975,000	3,200,670
Ukraine Government:
6.875% 9/23/15 (Reg. S)		1,350,000	1,211,625
7.75% 9/23/20 (f)		1,920,000	1,641,984
9.25% 7/24/17 (f)		4,610,000	4,045,275
TOTAL UKRAINE			10,099,554
United States of America - 0.5%
U.S. Treasury Bonds 3.625% 8/15/43		5,584,000	6,035,958
Uruguay - 0.6%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		5,210,000	6,981,400
Venezuela - 7.5%
Venezuelan Republic:
oil recovery rights 4/15/20 (i)		57,010	1,254,220
5.75% 2/26/16 (Reg S.)		26,710,000	22,770,275
7% 3/31/38		2,400,000	1,362,000
8.5% 10/8/14		17,595,000	17,366,265
9% 5/7/23 (Reg. S)		11,410,000	7,701,750
9.25% 9/15/27		3,635,000	2,499,063
9.25% 5/7/28 (Reg. S)		3,990,000	2,623,425
9.375% 1/13/34		3,460,000	2,283,600
11.75% 10/21/26 (Reg. S)		7,575,000	5,855,475
Government Obligations - continued
		Principal Amount (d)	Value
Venezuela - continued
Venezuelan Republic: - continued
11.95% 8/5/31 (Reg. S)		$ 13,490,000	$ 10,353,575
12.75% 8/23/22		10,290,000	8,566,425
13.625% 8/15/18		5,005,000	4,572,068
TOTAL VENEZUELA			87,208,141
Vietnam - 1.0%
Vietnamese Socialist Republic:
1.1434% 3/12/16 (h)		1,145,478	1,056,704
4% 3/12/28 (e)		8,143,334	7,420,613
6.875% 1/15/16 (f)		2,740,000	2,900,975
TOTAL VIETNAM			11,378,292
Zambia - 0.1%
Republic of Zambia 5.375% 9/20/22 (f)		1,335,000	1,274,925
TOTAL GOVERNMENT OBLIGATIONS (Cost $657,140,308)			662,699,988
Supranational Obligations - 0.3%

European Bank for Reconstruction & Development 6.2% 6/27/15	INR	116,600,000	1,878,037
Inter-American Development Bank 4.75% 10/25/15 (Reg. S)	INR	51,000,000	804,825
International Finance Corp. 7.75% 12/3/16	INR	73,000,000	1,204,382
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $4,025,583)			3,887,244
Sovereign Loan Participations - 0.5%

Indonesia - 0.5%
Indonesian Republic loan participation:
Goldman Sachs 1.1875% 12/14/19 (h)		3,498,490	3,428,520
Mizuho 1.1875% 12/14/19 (h)		2,825,600	2,769,088
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $6,093,819)			6,197,608
Preferred Securities - 2.1%
		Principal Amount (d)	Value
Brazil - 0.2%
Cosan Overseas Ltd. 8.25% (g)		$ 2,550,000	$ 2,659,085
British Virgin Islands - 0.2%
Magnesita Finance Ltd.:
8.625% (f)(g)		1,895,000	1,924,609
8.625% (Reg. S) (g)		300,000	304,688
TOTAL BRITISH VIRGIN ISLANDS			2,229,297
Cayman Islands - 1.2%
CSN Islands XII Corp. 7% (Reg. S) (g)		4,915,000	4,480,212
Odebrecht Finance Ltd.:
7.5% (f)(g)		8,250,000	8,361,398
7.5% (Reg. S) (g)		300,000	304,051
TOTAL CAYMAN ISLANDS			13,145,661
Mexico - 0.5%
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		5,914,000	6,037,967
TOTAL PREFERRED SECURITIES (Cost $24,306,612)			24,072,010
Money Market Funds - 3.2%
	Shares
Fidelity Cash Central Fund, 0.12% (b) (Cost $37,356,651)	37,356,651	37,356,651
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $1,142,425,552)		1,142,810,093
NET OTHER ASSETS (LIABILITIES) - 1.8%		20,762,002
NET ASSETS - 100%		$ 1,163,572,095
Currency Abbreviations
BRL	-	Brazilian real
IDR	-	Indonesian rupiah
INR	-	Indian rupee
MXN	-	Mexican peso
NGN	-	Nigerian naira
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $457,116,100 or 39.3% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,920
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 408,596,592	$ -	$ 408,596,592	$ -
Government Obligations	662,699,988	-	659,349,988	3,350,000
Supranational Obligations	3,887,244	-	3,887,244	-
Sovereign Loan Participations	6,197,608	-	-	6,197,608
Preferred Securities	24,072,010	-	24,072,010	-
Money Market Funds	37,356,651	37,356,651	-	-
Total Investments in Securities:	$ 1,142,810,093	$ 37,356,651	$ 1,095,905,834	$ 9,547,608
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $1,126,912,813. Net unrealized appreciation aggregated $15,897,280, of which $42,011,108 related to appreciated investment securities and $26,113,828 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations, and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 28, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2014